Schedule I - Summary of Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 82,870.0
Value	87,149.8
Amount Shown on Consolidated Balance Sheet	87,050.8
U.S. Treasuries
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,094.0
Value	5,181.2
Amount Shown on Consolidated Balance Sheet	5,181.2
U.S. government agencies and authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	598.0
Value	618.9
Amount Shown on Consolidated Balance Sheet	618.9
State, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	272.0
Value	281.1
Amount Shown on Consolidated Balance Sheet	281.1
U.S. corporate securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	36,010.3
Value	37,478.6
Amount Shown on Consolidated Balance Sheet	37,478.6
Foreign
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	15,661.4	[1]
Value	16,356.5	[1]
Amount Shown on Consolidated Balance Sheet	16,356.5	[1]
Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,480.3
Value	7,123.7
Amount Shown on Consolidated Balance Sheet	7,123.7
Commercial mortgage-backed
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,427.9
Value	3,752.1
Amount Shown on Consolidated Balance Sheet	3,752.1
Other asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,883.1
Value	1,926.7
Amount Shown on Consolidated Balance Sheet	1,926.7
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	69,427.0
Value	72,718.8
Amount Shown on Consolidated Balance Sheet	72,718.8
Equity securities, available-for-sale
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	267.4
Value	314.4
Amount Shown on Consolidated Balance Sheet	314.4
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,048.1
Value	1,048.1
Amount Shown on Consolidated Balance Sheet	1,048.1
Mortgage loans on real estate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,312.2
Value	9,404.7
Amount Shown on Consolidated Balance Sheet	9,312.2
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,147.0
Value	2,147.0
Amount Shown on Consolidated Balance Sheet	2,147.0
Limited partnerships/corporations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	236.4
Value	236.4
Amount Shown on Consolidated Balance Sheet	236.4
Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	307.3
Value	1,149.3
Amount Shown on Consolidated Balance Sheet	1,149.3
Other investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	124.6
Value	131.1
Amount Shown on Consolidated Balance Sheet	$ 124.6

[1]	The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities, and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.